Capital Structure	12 Months Ended
Dec. 31, 2025
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

(a)	Preferred Stock

The Company is authorized to issue up to 25,000,000 registered shares of preferred stock with a par value of $0.0001. The board of directors of the Company is expressly granted the authority to issue preferred shares and to establish such series of preferred shares with such designations, preferences and relative participating, rights, qualifications, limitations or restrictions as it determines. As at December 31, 2025 and 2024, the Company had 20,000 series B preferred shares issued and outstanding with par value $0.0001 per share. The series B preferred shares were issued on December 10, 2021, to the Company’s Chief Executive Officer, a related party, for a total cash consideration of $250. The issuance of the Series B preferred shares was approved by a special independent committee of the board of directors of the Company which obtained a fairness opinion from an independent financial advisor regarding the value of the preferred shares. Each series B preferred shares entitle the holder to 25,000 votes per share on all matters submitted to a vote of the shareholders of the Company, provided however, that no holder of series B preferred shares may exercise voting rights pursuant to series B preferred shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates to exceed 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders of the Company. The holder of series B preferred shares shall have no special voting or consent rights and shall vote together as one class with the holders of the common shares on all matters put before the shareholders. The series B preferred shares are not convertible into common shares or any other security, are not redeemable, are not transferable and have no dividend rights. Upon any liquidation, dissolution or winding up of the Company, the series B preferred shares will rank pari-passu with the common shareholders and shall be entitled to receive a payment equal to the par value of $0.0001 per share. The Series B preferred holder has no other rights to distributions upon any liquidation, dissolution or winding up of the Company.

(b)	Common Stock

i)	NASDAQ Notifications – Effect of reverse stock split

On August 1, 2022, the Company received written notification from The Nasdaq Stock Market (“Nasdaq”), indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from June 16, 2022, to July 29, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to the Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until January 30, 2023. The Company could cure this deficiency if the closing bid price of its common stock was $1.00 per share or higher for at least ten consecutive business days during the grace period. On January 31, 2023, the Company received written notification from NASDAQ, indicating that the Company was granted an additional 180-day grace period, until July 31, 2023, to cure its non-compliance with Nasdaq Listing Rule 5550(a)(2). At the opening of trading on February 16, 2023, following the approval from the Company’s Board of Directors on February 9, 2023, the Company effected a one-for-ten reverse stock split of the Company’s common stock. On March 3, 2023, the Company received written notification from Nasdaq that the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock.

ii)	Dividends

On November 11, 2025, the Company declared a regular quarterly cash dividend of $0.13 per share for the third quarter of 2025, to all shareholders of record as of December 29, 2025. The dividends amounting to $2,745 were paid on January 9, 2026 (Note 16) and are included in “Other current liabilities” as of December 31, 2025 in the accompanying consolidated balance sheet.

On August 4, 2025, the Company declared a regular quarterly dividend of $0.05 per share for the second quarter of 2025, to all shareholders of record as of September 29, 2025. The dividends amounting to $1,056 were paid on October 10, 2025.

On May 26, 2025, the Company declared a regular quarterly cash dividend of $0.05 per share for the first quarter of 2025, to all shareholders of record as of June 27, 2025. The dividends amounting to $1,045 were paid on July 10, 2025.

On March 5, 2025, the Company declared a regular quarterly dividend of $0.10 per share for the fourth quarter of 2024, to all shareholders of record as of March 27, 2025. The dividends amounting to $2,090 were paid on April 10, 2025.

On November 1, 2024, the Company declared a regular quarterly dividend of $0.26 per share for the third quarter of 2024 which was paid on January 10, 2025 to all shareholders of record as of December 27, 2024. The dividends amounting to $5,297 were paid on January 10, 2025.

On August 5, 2024, the Company declared a regular quarterly cash dividend of $0.25 per share for the second quarter of 2024, to all shareholders of record as of September 27, 2024. The dividends amounting to $5,150 were paid on October 10, 2024.

On May 14, 2024, the Company declared a regular quarterly cash dividend of $0.025 per share for the first quarter of 2024 and a special dividend of $0.125 per share, to all shareholders of record as of June 25, 2024. The dividends amounting to $3,108 were paid on July 10, 2024.

On March 5, 2024, the Company declared a regular quarterly dividend of $0.025 per share for the fourth quarter of 2023 and a special dividend of $0.075 per share, to all shareholders of record as of March 25, 2024. The dividends amounting to $2,001 were paid on April 10, 2024.

On January 10, 2024, the Company paid a regular quarterly dividend of $0.025 per share or $491 for the third quarter of 2023 to all shareholders of record as of December 22, 2023.

Total dividends declared in the years ended December 31, 2025 and December 31, 2024 amounted to $6,936 and $15,556, respectively.

iii)	Common stock issuances

On December 14, 2023, the Company entered into an “at the market” offering program with B. Riley Securities, Inc., as sales agent (the “Sales Agent”). In accordance with the terms of the at-the-market sale agreement with the Sales Agent, the Company may offer and sell a number of its common shares, having an aggregate offering price of up to $30,000 at any time and from time to time through the Sales Agent, as agent or principal. The Company intends to use the net proceeds from any sales under the “at the market” offering program for general corporate purposes, which may include buybacks of common shares, additions to working capital, capital expenditures, repayment of debt, financing of possible vessel acquisitions and other investments, or a combination thereof. During the year ended December 31, 2025, no shares were sold. During the year ended December 31, 2024, 576,120 shares have been sold from the Company for gross proceeds of $5,091 under the “at-the-market” offering program and are shown in consolidated statement of stockholder’s equity as of December 31, 2024, net of $295 offering expenses. During the year ended December 31, 2023, 1,099 shares have been sold from the Company for gross proceeds of $8 under the offering program and are shown in the consolidated statements of stockholders’ equity, net of $199 offering expenses.

On July 2, 2021, the Company’s board of directors declared a dividend of one preferred share purchase right (a “Right”) for each of the Company’s outstanding common shares and adopted a shareholder rights plan. On December 13, 2023, the Company’s board of directors approved an amendment and restatement of the Rights Agreement to make certain technical or ministerial changes (the “Shareholders Rights Agreement”). Each Right will allow its holder to purchase from the Company one one-thousandth of a Series A Participating Preferred Share (a “Preferred Share”) for $30.00 (the “Exercise Price”), once the Rights become exercisable. This portion of a Preferred Share will give the shareholder approximately the same dividend, voting and liquidation rights as would one common share. Prior to exercise, the Right does not give its holder any dividend, voting, or liquidation rights. The Rights will not be exercisable until ten days after the public announcement that a person or group has become an “Acquiring Person” by obtaining beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s outstanding common shares. The Acquiring Person will not be entitled to exercise these Rights. If an Acquiring Person obtains beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s common shares, then each Right will entitle the holder to purchase for the Exercise Price, in lieu of one one-thousandth of a share of Series A Preferred Stock, a number of common shares having a then-current market value of twice the Exercise Price. In addition, if after an Acquiring Person obtains 10% (15% in the case of a passive institutional investor) or more of the Company’s common shares, (i) the Company merges into another entity; (ii) an acquiring entity merges into the Company; or (iii) the Company sells or transfers 50% or more of its assets, cash flow or earning power, then each Right will entitle the holder to purchase, for the Exercise Price, a number of common shares of the person engaging in the transaction having a then-current market value of twice the Exercise Price. The board of directors may redeem the Rights for $0.0001 per Right under certain circumstances. The Rights expire on the earliest of (i) December 14, 2026; or (ii) the redemption or exchange of the Rights. As at December 31, 2025, 2024 and 2023, no Rights were exercised.

iv)	Buybacks

In December 2023, the Board of Directors of the Company authorized a new share repurchase plan under which the Company may repurchase up to $25,000 of its outstanding common shares, convertible note or warrants (the “December 2023 Repurchase Plan”). During 2024, the Company repurchased 519,041 of its outstanding common shares at an average price of approximately $9.35 per share for a total of $4,850, inclusive of commissions and fees. All the repurchased shares have been cancelled as of December 31, 2024. On November 12, 2025, the Company extended the share repurchase plan through the period ending December 31, 2026. During 2025, the Company did not repurchase any of its outstanding commons shares.

On June 28, 2022, the Board of Directors of the Company authorized a share repurchase plan (“June 2022 Repurchase Plan”) under which the Company would repurchase up to $5,000 of its outstanding common shares, convertible note or warrants. On November 28, 2022, the Company’s Board of Directors authorized the extension of the June 2022 Repurchase Plan until December 31, 2023. On December 13, 2023, the Board of Directors of the Company terminated the June 2022 Repurchase Plan and authorized the December 2023 Repurchase Plan. During 2023, the Company repurchased 375,531 of its outstanding common shares at an average price of approximately $4.45 per share pursuant to its share repurchase programs for a total of $1,679, inclusive of commissions and fees. All the repurchased shares were cancelled as of December 31, 2023.

(c)	Warrants

There are no warrants outstanding as of December 31, 2025.

Class E Warrants

The Company’s previously issued Class E Warrants expired according to their terms on August 20, 2025.

During the year ended December 31, 2025, 212,233 shares were issued from Class E warrants, for gross proceeds of $845. During the year ended December 31, 2024, 180,000 shares were issued from Class E warrants, for gross proceeds of $885. During the year ended December 31, 2023, no shares were issued from Class E warrants exercises. On January 10, 2023, the Company completed its tender offer to purchase all outstanding Class E Warrants at a price of $0.20 per warrant. The total number of warrants tendered was 4,038,114 warrants, representing approximately 47% of the outstanding Class E Warrants at the time of the tender offer.

Class D Warrants

The Company’s previously issued Class D Warrants expired according to their terms on April 2, 2025.

Representative Warrants

The Company’s previously issued Representative Warrants expired according to their terms in April 2023.